Share Based Compensation	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstarct]
SHARE BASED COMPENSATION

17. SHARE BASED COMPENSATION

Share option plan

On October 13, 2017, the Group adopted the 2017 Share Option Plan (the “Option Plan”) and on November 5, 2021, the Group amended the Option Plan. A total of 550,000 Class A Ordinary Shares (subject to subsequent adjustments described more fully below) may be issued pursuant to awards under the Option Plan. Subsequent adjustments include that on each January 1, starting with January 1, 2020, an additional number of shares equal to the lesser of (i) 2% of the outstanding number of Class A Ordinary Shares (on a fully diluted basis) on the immediate preceding December 31, and (ii) such lower number of Class A Ordinary Shares as may be determined by the board of directors, subject in all cases to adjustments as provided in Section 10 of the Option Plan. Awards will be made pursuant to agreements and may be subject to vesting and other restrictions as determined by the board of directors.

153,146 options were granted on March 8, 2022 to directors, employees, external consultants and advisors of the Group with an exercise price of $13.4 per share, which was based on the average closing price of the shares traded on the NASDAQ stock exchange for the five trading days immediately preceding the grant date. 74,881 options vest on January 1, 2023 and expire on December 31, 2033; 74,906 options vest on January 1, 2024 and expire on December 31, 2034; 1,866 options vest on June 8, 2022 and expire on June 7, 2033; and 1,493 options vest on July 14, 2022 and expire on July 13, 2033.

On March 31, 2023, the Group entered into exchange agreements and cancelled 177,667 existing vested and unvested share options held by related parties option holders and cancelled the Group’s obligations for deferred cash bonus payables of $3.1 million by granting of 403,820 share options (“New Options”) with 6 months vesting period. The New Options’ exercise price was $2.68 per share, which was based on the last closing price of the shares traded on the NASDAQ stock exchange on the grant date. All options fully vested on October 1, 2023 and expires on September 30, 2033. On March 31, 2023, the Group entered into supplemental agreements with the same related parties option holders to provide additional cash compensation to cover the exercise price of the New Options. On March 31, 2023, the Group entered into exchange agreements and cancelled 70,428 existing vested and unvested share options held by non-related parties option holders and cancelled the Group’s obligations for deferred cash bonus payables of $1.6 million by issuance of 70,430 fully vested Class A Ordinary Shares. The Group accounted for this exchange for both related parties and non-related parties share option holders as a modification to share based compensation which required the remeasurement of existing share options value at the time of the modification. The total incremental cost as a result of the modification was $0.7 million.

A summary of the option activity for the years ended December 31, 2025, 2024 and 2023 changes during the period are presented below:

	Number of share options(1)	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value
Outstanding, January 1, 2025	—	—	—
Outstanding, December 31, 2025	—	—	—	—
Exercisable, December 31, 2025	—	—	—	—
Vested, December 31, 2025	—	—	—	—

Outstanding, January 1, 2024	427,060	3.59	9.28
Exercised	(427,060)	1.49		1,436,963
Outstanding, December 31, 2024	—	—	—	—
Exercisable, December 31, 2024	—	—	—	—

Outstanding, January 1, 2023	272,126	21.54	10.83
Granted	403,820	2.68
Exercised	(791)	20.90		—
Modified	(248,095)	21.74
Outstanding, December 31, 2023	427,060	3.59	9.28	—
Exercisable, December 31, 2023	420,157	3.43	9.42	—

(1)      All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model under the following assumptions.

Placement agent warrants

In connection with the October 2025 Offering (see Note 16), the Company issued warrants to purchase 60,180 Class A ordinary shares to the placement agent’s designees at an exercise price of $2.50 per share. The Placement Agent Warrants were immediately exercisable upon issuance on October 10, 2025 and expire on the earlier of

24 months from the effective date of a registration statement or October 10, 2030. The Placement Agent Warrants are accounted for under ASC 718 as share-based compensation issued in exchange for services. The grant date fair value of the Placement Agent Warrants was $23,606 which was treated as an issuance cost of the October 2025 Offering (see Note 16). The Placement Agent Warrants were classified as temporary equity under ASC 480-10-S99-3A due to certain contingent redemption provisions in the warrant. The contractual redemption amount of the Placement Agent Warrants on the issuance date was $47,000, which was reclassified from additional paid-in capital to temporary equity. Since the contingent event is not probable to occur, no subsequent remeasurement of the temporary equity amount is required. See Note 20 for additional information regarding warrants.